January 12, 2010


Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

      Re:   Touchstone Strategic Trust (the "Trust")
            1933 Act File No. 002-80859
            1940 Act File No. 811-03651
            Definitive Proxy Material
            -------------------------

Ladies and Gentlemen:

      Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, submitted electronically via EDGAR, attached is a definitive copy of the proxy statement, notice of meeting and form of proxy card to be furnished to shareholders of the Touchstone Mid Cap Growth Fund (the "Fund"), in connection with a Special Meeting of Shareholders of the Fund to be held on February 26, 2010 (the "Meeting"). The Fund anticipates that the definitive proxy materials will be sent on or about January 14, 2010 to shareholders of record on December 31, 2009.

      At the Meeting, shareholders of the Fund will be asked (1) to approve a new sub-advisory agreement between the Fund's investment advisor, Touchstone Advisors, Inc. (the "Advisor") and Westfield Capital Management Company, L.P. ("Westfield"); (2) to approve the retention or payment of fees paid or payable by the Advisor to Westfield for its sub-advisory services to the Fund; (3) to authorize the Board of Trustees and the Advisor to select or change investment sub-advisors and to enter into or amend investment sub-advisory agreements without obtaining the approval of shareholders; and (4) to transact such other business that may properly come before the Meeting, or any adjournments thereof.

      If you have any questions about this matter please contact the Trust's Legal Counsel, John M. Ford at 215.981.4009.

                                    Very truly yours,

                                    /s/ Jay S. Fitton

                                    Jay S. Fitton
                                    Secretary